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[LOGO] CDC NvestFunds(SM)

                            CDC NVEST FUNDS TRUST III

                                                                February 2, 2005

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: CDC Nvest Funds Trust III
    (File Nos.: 33-62061 and 811-7345)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus and statement of additional information do not differ from that contained in the Post-Effective Amendment No. 30 that was filed electronically on January 31, 2005.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2822.

                                        Very truly yours,


                                        /s/ Russell Kane
                                        ----------------------------------------
                                        Russell Kane
                                        Assistant Secretary